Consolidated Statements of Changes In Equity (Deficit) - USD ($) $ in Thousands	Share capital and premium	Treasury shares	Share options	Reserve for transactions with noncontrolling interests	Reserve for share-based payment transactions	Reserve for remeasurement of defined benefit plan	Foreign currency translation adjustments	Accumulated deficit	Total	Non- controlling interests	Total
Balance at Dec. 31, 2021	$ 70,762	$ (1,230)	$ 1,102		$ 9,574	$ (608)	$ 2,634	$ (17,447)	$ 64,787	$ 991	$ 65,778
Total net loss								(81,595)	(81,595)	1,595	(80,000)
Other comprehensive loss						(154)	(5,346)		(5,500)	(94)	(5,594)
Total comprehensive income (loss)						(154)	(5,346)	(81,595)	(87,095)	1,501	(85,594)
Warrants exercise	451				(81)				370		370
Options exercise	2,553				(1,837)				716		716
Extension of options to equity holders of the Company (Note 18f)	(5,102)		5,102
Dividend distribution to non-controlling interests										(95)	(95)
Issuance of shares and options, net of issuance expenses (Note 20)	12,956		4,087	76					17,119		17,119
Cost of share-based payment					10,516				10,516		10,516
Balance at Dec. 31, 2022	81,620	(1,230)	10,291	76	18,172	(762)	(2,712)	(99,042)	6,413	2,397	8,810
Total net loss								(87,446)	(87,446)	810	(86,636)
Other comprehensive loss						92	(878)		(786)	(62)	(848)
Total comprehensive income (loss)						92	(878)	(87,446)	(88,232)	748	(87,484)
Warrants exercise	286		(52)						234		234
Options exercise	2,893				(1,122)				1,771		1,771
Issuance of shares to Equity line of Credit (“ELOC’)	1,570								1,570		1,570
Conversion of convertible loans	6,143								6,143		6,143
Issuance of shares and warrants related to the PIPE, net of issuance expenses	3,557								3,557		3,557
Issuance of shares and warrants	110		679	(76)					712		712
Issuance of shares related to RNER merger transaction (Note 5)	7,208								7,208		7,208
Dividend distribution to non-controlling interests										(369)	(369)
Cost of share-based payment					7,115				7,115		7,115
Balance at Dec. 31, 2023	103,386	(1,230)	10,918		24,165	(670)	(3,590)	(186,488)	(53,509)	2,776	(50,733)
Total net loss								(39,757)	(39,757)	726	(39,031)
Other comprehensive loss						168	(192)		(24)	(50)	(74)
Total comprehensive income (loss)						168	(192)	(39,757)	(39,781)	676	(39,105)
Warrants exercise	3,422								3,422		3,422
Options exercise	143				(142)				1		1
Conversion of convertible loans	7,876								7,876		7,876
Issuance of shares and warrants	2,420								2,420		2,420
Transactions with Non controlling interest				(3,286)					(3,286)	(3,482)	(6,768)
Cost of share-based payment					2,070				2,070		2,070
Balance at Dec. 31, 2024	$ 117,247	$ (1,230)	$ 10,918	$ (3,286)	$ 26,093	$ (502)	$ (3,782)	$ (226,245)	$ (80,787)	$ (30)	$ (80,817)